Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2016
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016